Long-Term Debt (Narrative) (Details)				1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 12, 2019 USD ($)	Sep. 06, 2019	May 16, 2019 USD ($)	Nov. 30, 2019 USD ($)	May 31, 2019 USD ($)	Mar. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 16, 2020 USD ($)	Feb. 28, 2020 USD ($)	Jan. 29, 2020 USD ($)
Long-Term Debt [Line Items]
Repayments of long-term debt						$ 462,000,000	$ 1,094,000,000	$ 825,000,000	$ 324,000,000
Accumulated other comprehensive loss relassified to net income						4,000,000
Current period transactions						2,000,000
Proceeds from sale of Notes	$ 689,000,000				$ 1,297,000,000
Redemption percentage							100.00%
Loss on interest rate hedge						29,000,000
Loss on interest rate hedge, after tax						23,000,000
Percentage of fair value of cost of property additions certified to the Deed of Trust collateral agent							85.00%
Available bond credits							$ 2,771,000,000
Future debt subject to property additions to the Deed of Trust							2,410,000,000
Estimated fair value of our long-term debt including current maturities						10,734,000,000	10,003,000,000	7,086,000,000
Carrying amount						$ 9,404,000,000
InfraREIT [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt							$ 488,000,000
Aggregate principal amount			$ 288,000,000
Accrued interest			5,000,000
Make-whole fees			19,000,000
London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate						1.00%	1.00%
Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate		0.50%
Term Loan Credit Agreement Maturing December 9, 2019 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt				$ 350,000,000
3.86% Senior Notes, Series A, due December 3, 2025 [Member]
Long-Term Debt [Line Items]
Debt modification principal amount							$ 174,000,000
8.50% Senior Notes, Series C, due December 30, 2020 [Member]
Long-Term Debt [Line Items]
Debt modification principal amount							14,000,000
7.25% Senior Notes, Series B, due December 30, 2029 [Member]
Long-Term Debt [Line Items]
Debt modification principal amount							38,000,000
6.47% Senior Notes, Series A, due September 30, 2030 [Member]
Long-Term Debt [Line Items]
Debt modification principal amount							87,000,000
3.86% Senior Notes, Series B, due January 14, 2026 [Member]
Long-Term Debt [Line Items]
Debt modification principal amount							38,000,000
Subsidiary Term Loan [Member] | InfraREIT [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt			200,000,000
Term Loan Credit Agreement Maturing October 6, 2020 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate		0.50%
Term Loan Credit Agreement Maturing October 6, 2020 [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate		1.00%
Note Purchase Agreements [Member]
Long-Term Debt [Line Items]
Debt principal amount							6,000,000
New Indenture Notes [Member]
Long-Term Debt [Line Items]
Proceeds from issuance of debt							0
2030 And 2050 Notes [Member]
Long-Term Debt [Line Items]
Proceeds from sale of Notes						$ 790,000,000
Increase in basis points per annum						0.50%
Term Loan Credit Agreement Maturing June 1, 2021 [Member]
Long-Term Debt [Line Items]
Number of possible withdraws from credit facility | item						4
Outstanding borrowing under the revolving credit facility										$ 232,000,000	$ 55,000,000	$ 163,000,000
Term Loan Credit Agreement Maturing June 1, 2021 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate						0.50%
Term Loan Credit Agreement Maturing June 1, 2021 [Member] | Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate						0.50%
Term Loan Credit Agreement Maturing June 1, 2021 [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate						1.00%
Minimum [Member]
Long-Term Debt [Line Items]
Loan term						10 years
Maximum [Member]
Long-Term Debt [Line Items]
Loan term						30 years
Secured Debt [Member]
Long-Term Debt [Line Items]
Aggregate principal amount						$ 9,019,000,000	8,221,000,000	6,126,000,000
Available bond credits						1,973,000,000
Future debt subject to property additions to the Deed of Trust						2,602,000,000
Secured Debt [Member] | 2.15% Fixed Senior Notes Due June 1, 2019 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount								250,000,000
Secured Debt [Member] | 3.86% Senior Notes, Series A, due December 3, 2025 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount						174,000,000	174,000,000
Secured Debt [Member] | 8.50% Senior Notes, Series C, due December 30, 2020 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount						13,000,000	14,000,000
Secured Debt [Member] | 7.25% Senior Notes, Series B, due December 30, 2029 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount						36,000,000	36,000,000
Secured Debt [Member] | 6.47% Senior Notes, Series A, due September 30, 2030 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount						82,000,000	83,000,000
Secured Debt [Member] | 3.86% Senior Notes, Series B, due January 14, 2026 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount						38,000,000	38,000,000
Secured Debt [Member] | 2.75% Senior Notes due May 15, 2030 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount						400,000,000
Secured Debt [Member] | 3.70% Senior Notes Due May 15, 2050 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount						400,000,000
Secured Debt [Member] | Note Purchase Agreements [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt						2,000,000
Unsecured Debt [Member] | Term Loan Credit Agreement Maturing December 9, 2019 [Member]
Long-Term Debt [Line Items]
Term loan								$ 350,000,000
Unsecured Debt [Member] | Term Loan Credit Agreement Maturing October 6, 2020 [Member]
Long-Term Debt [Line Items]
Term loan							$ 460,000,000
Unsecured Debt [Member] | Term Loan Credit Agreement Maturing June 1, 2021 [Member]
Long-Term Debt [Line Items]
Term loan						$ 450,000,000
InfraREIT [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt			602,000,000
Debt principal amount			$ 351,000,000